Other Receivables	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Other Receivables

3. OTHER RECEIVABLES

Other receivables as of December 31, 2013 and 2014 represented a short-term advance to an independent third party company which was unsecured, non-interest bearing and had no fixed repayment terms. The amount was settled in full in March 2015.